Business combination (Details 18) - Transpire Group R$ in Thousands	Sep. 01, 2022 BRL (R$)
Consideration transferred
Cash	R$ 60,392
Price adjustment (i)	729	[1]
Total consideration transferred	77,310
Class A common shares
Consideration transferred
Class A common shares issued (note 22.a)	R$ 16,189

[1]	The purchase price adjustment was paid in November 2022, negotiation agreed upon per both parties.